Debt	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Debt
2.	Debt

As at June 30, 2017 Ardmore had five loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction. ASC’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for Ardmore’s obligations under the loan facilities, which totaled 24 vessels as at June 30, 2017. ASC and its subsidiary ASLLC have provided guarantees in respect of the loan facilities. These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at June 30, 2017 and December 31, 2016 were as follows:

	As at
	Jun 30, 2017	Dec 31, 2016

NIBC Bank Facility	9,595,000	10,305,000
CACIB Bank Facility	35,500,000	36,900,000
ABN/DVB/NIBC Joint Bank Facility	172,165,603	204,090,550
Nordea/SEB Joint Bank Facility	137,480,670	142,688,402
ABN AMRO Facility	67,113,582	70,282,505
Total debt	421,854,855	464,266,457
Deferred Finance Fees	(9,319,387)	(11,053,351)
Net total debt	412,535,468	453,213,106
Current portion of long-term debt	40,134,374	44,313,149
Current portion of deferred finance fees	(2,261,067)	(2,485,669)
Total current portion of long-term debt	37,873,307	41,827,480
Non-current portion of long-term debt	374,662,161	411,385,626

Future minimum repayments under the Company’s loan facilities for each year indicated below are as follows:

As at
Jun 30, 2017
2017	20,280,137
2018	39,282,538
2019	38,856,620
2020	38,856,620
2021	41,159,890
2022	189,430,418
2023	53,988,632
421,854,855

NIBC Bank Facility

On September 12, 2014, one of ASC’s subsidiaries entered into a $13.5 million long-term loan facility with NIBC Bank N.V. to finance a secondhand vessel acquisition which delivered to Ardmore in 2014. The facility was drawn down in September 2014 and bears interest at a rate of LIBOR plus 2.90%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan facility matures in September 2021.

CACIB Bank Facility

On May 22, 2014, two of ASC’s subsidiaries entered into a $39.0 million long-term loan facility with Credit Agricole Corporate and Investment Bank to finance two vessels under construction. On March 10, 2016, this facility was refinanced, the lenders provided an additional $25 million commitment for additional financing and an additional tranche of $2.3 million was drawn down. The $25 million of additional financing was drawn and repaid in full during the three-month period ended September 30, 2016. Interest is calculated on each tranche at a rate of LIBOR plus 2.50%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The full facility matures in 2022.

ABN/DVB/NIBC Joint Bank Facility

On January 13, 2016, 11 of ASC’s subsidiaries entered into a $213 million long-term loan facility (including an incremental commitment of $20 million to fund future acquisitions) with ABN and DVB to refinance existing facilities. The loan, other than the $20 million commitment, was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.55%. The loan matures in 2022. On August 4, 2016, an incremental term loan of $36.6 million was made under the facility in order to fund two vessel acquisitions, and NIBC Bank joined as an additional lender under the facility. The incremental term loan consists of two tranches, and interest is calculated at a rate of LIBOR plus 2.75%. The additional tranches mature in 2023. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment.

Nordea/SEB Joint Bank Facility

On January 13, 2016, seven of ASC’s subsidiaries entered into a $151 million long-term loan facility with Nordea and SEB to refinance existing facilities. The loan was fully drawn down on January 22, 2016. Interest is calculated at a rate of LIBOR plus 2.50%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2022.

ABN AMRO Facility

On July 29, 2016, four of ASC’s subsidiaries entered into a $71.3 million long-term loan facility with ABN for vessel acquisitions. Three of the four tranches were drawn down during the third quarter of 2016. The fourth tranche was drawn down in the fourth quarter of 2016. Interest is calculated at a rate of LIBOR plus 2.75%. Principal repayments on loans are made on a quarterly basis, with a balloon payment payable with the final instalment. The loan matures in 2023.

Long-term debt financial covenants

Ardmore’s existing long-term debt facilities described above include certain covenants. The financial covenants require that ASC:

⋅	maintain minimum solvency of not less than 30%;
⋅	maintain minimum cash and cash equivalents based on the number of vessels owned and chartered-in and 5% of outstanding debt. The required minimum cash balance as of June 30, 2017, was $23.3 million;
⋅	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the facility;
⋅	maintain a corporate net worth of not less than $150 million;
⋅	maintain positive working capital, excluding balloon maturities; and
⋅	maintain at all times a ratio of EBITDA plus a portion of cash in excess of Ardmore’s minimum liquidity to total interest expense of at least 2.25:1.

The Company was in full compliance with all of its loan covenants as of June 30, 2017.